Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended							12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] United States [Member]	Dec. 31, 2010 Predecessor [Member] United States [Member]	Jan. 25, 2011 Predecessor [Member] Canada [Member]	Dec. 31, 2010 Predecessor [Member] Canada [Member]	Jan. 25, 2011 Predecessor [Member] Mexico [Member]	Dec. 31, 2010 Predecessor [Member] Mexico [Member]	Jan. 25, 2011 Predecessor [Member] United Kingdom [Member]	Dec. 31, 2010 Predecessor [Member] United Kingdom [Member]	Jan. 25, 2011 Predecessor [Member] France [Member]	Dec. 31, 2010 Predecessor [Member] France [Member]	Jan. 25, 2011 Predecessor [Member] Germany [Member]	Dec. 31, 2010 Predecessor [Member] Germany [Member]	Jan. 25, 2011 Predecessor [Member] China [Member]	Dec. 31, 2010 Predecessor [Member] China [Member]	Jan. 25, 2011 Predecessor [Member] Spain [Member]	Dec. 31, 2010 Predecessor [Member] Spain [Member]	Jan. 25, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] United States [Member]	Dec. 31, 2011 Successor [Member] United States [Member]	Dec. 31, 2012 Successor [Member] Canada [Member]	Dec. 31, 2011 Successor [Member] Canada [Member]	Dec. 31, 2012 Successor [Member] Mexico [Member]	Dec. 31, 2011 Successor [Member] Mexico [Member]	Dec. 31, 2012 Successor [Member] United Kingdom [Member]	Dec. 31, 2011 Successor [Member] United Kingdom [Member]	Dec. 31, 2012 Successor [Member] France [Member]	Dec. 31, 2011 Successor [Member] France [Member]	Dec. 31, 2012 Successor [Member] Germany [Member]	Dec. 31, 2011 Successor [Member] Germany [Member]	Dec. 31, 2012 Successor [Member] China [Member]	Dec. 31, 2011 Successor [Member] China [Member]	Dec. 31, 2012 Successor [Member] Spain [Member]	Dec. 31, 2011 Successor [Member] Spain [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]
Net sales by region
Net sales	$ 78,842	$ 245,500	$ 984,497	$ 910,179	$ 944,983	$ 78,842	$ 944,983	$ 67,400	$ 805,400	$ 2,600	$ 31,400	$ 2,400	$ 23,500	$ 1,000	$ 15,600	$ 1,200	$ 10,700	$ 500	$ 6,500	$ 200	$ 3,500	$ 500	$ 4,400	$ 3,000	$ 44,000	$ 238,500	$ 249,800	$ 234,600	$ 261,600	$ 237,400	$ 254,200	$ 251,900	$ 984,497	$ 910,179	$ 840,300	$ 767,600	$ 32,700	$ 30,000	$ 22,200	$ 23,800	$ 12,200	$ 14,100	$ 11,700	$ 12,600	$ 8,900	$ 7,100	$ 8,500	$ 6,700	$ 4,600	$ 4,900	$ 43,400	$ 43,400